Average Annual Total Returns - Xtrackers MSCI All China Equity ETF	Xtrackers MSCI All China Equity ETF before tax Inception Date	Xtrackers MSCI All China Equity ETF before tax 1 Year	Xtrackers MSCI All China Equity ETF before tax 5 Years	Xtrackers MSCI All China Equity ETF before tax Since Inception	Xtrackers MSCI All China Equity ETF After tax on distributions 1 Year	Xtrackers MSCI All China Equity ETF After tax on distributions 5 Years	Xtrackers MSCI All China Equity ETF After tax on distributions Since Inception	Xtrackers MSCI All China Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers MSCI All China Equity ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers MSCI All China Equity ETF After tax on distributions and sale of fund shares Since Inception	MSCI China All Shares Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI China All Shares Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI China All Shares Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Apr. 30, 2014	26.48%	6.31%	12.05%	25.26%	4.31%	10.13%	16.52%	4.20%	8.96%	27.63%	5.08%	10.78%